Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (74.6%)
$34,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.211	$34,316,899
19,200	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.590	19,235,960
60,450	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.221	60,315,041
41,500	Federal Farm Credit Banks, LIBOR 3M + 0.010%(1)	(AA+, Aaa)	09/20/21	2.397	41,530,540
41,450	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.610	41,539,481
35,300	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.221	35,209,183
89,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.700	89,180,933
50,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	2.700	50,101,883
90,000	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	2.590	90,179,305
40,000	Federal Farm Credit Banks, USBMMY3M + 0.270%(1)	(AA+, Aaa)	05/16/22	2.351	39,978,368
57,500	Federal Farm Credit Banks, FCPR DLY - 2.810%(1)	(AA+, Aaa)	05/20/22	2.690	57,657,778
6,300	Federal Farm Credit Banks	(AA+, Aaa)	12/05/22	2.570	6,300,152
9,500	Federal Farm Credit Banks	(AA+, Aaa)	02/22/23	2.590	9,501,693
5,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	5,009,223
22,800	Federal Farm Credit Banks	(AA+, Aaa)	09/25/25	2.780	22,801,976
30,000	Federal Home Loan Bank Discount Notes(2)	(AA+, Aaa)	08/05/19	2.040	29,993,200
100,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.186	99,954,942
40,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.444	40,087,731
20,000	Federal Home Loan Banks, SOFR + 0.045%(1)	(AA+, Aaa)	09/28/20	2.435	19,997,633
15,000	Federal Home Loan Banks, SOFR + 0.050%(1)	(AA+, Aaa)	01/22/21	2.440	14,995,916
14,100	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.252	14,096,933
28,000	Federal Home Loan Banks, SOFR + 0.075%(1)	(AA+, Aaa)	06/11/21	2.465	27,994,551
35,400	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.325	35,359,334
218,200	Federal Home Loan Mortgage Corp., SOFR + 0.130%(1)	(AA+, Aaa)	08/05/22	2.320	218,200,000
67,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/15/20	2.520	67,320,139
50,000	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.550	50,042,638
34,000	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.490	34,023,369
76,000	Federal National Mortgage Association, SOFR + 0.075%(1)	(AA+, Aaa)	10/30/20	2.465	76,033,563
64,000	Federal National Mortgage Association, SOFR + 0.040%(1)	(AA+, Aaa)	01/29/21	2.430	64,019,481
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,394,291,120)					1,394,977,845

UNITED STATES TREASURY OBLIGATIONS (22.2%)
25,000	United States Treasury Bills(2)	(AA+, Aaa)	08/20/19	2.015	24,973,413
118,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1),(3),(4)	(AA+, Aaa)	10/31/20	2.126	117,842,306
146,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.115%(1),(4)	(AA+, Aaa)	01/31/21	2.196	146,190,470
75,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.139%(1)	(AA+, Aaa)	04/30/21	2.139	74,991,054
50,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.220%(1)	(AA+, Aaa)	07/31/21	2.301	49,974,964
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $413,971,934)					413,972,207

TOTAL INVESTMENTS AT VALUE (96.8%) (Cost $1,808,263,054)					1,808,950,052

OTHER ASSETS IN EXCESS OF LIABILITIES (3.2%)					60,449,305

NET ASSETS (100.0%)					$1,869,399,357

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Variable rate obligation - The interest rate shown is the rate in effect as of July 31, 2019.
(2)	Securities are zero coupon. Rate presented is yield to maturity as of July 31, 2019.
(3)	At July 31, 2019, $9,986,630 in the value of this security has been pledged to cover initial margin requirements for futures contracts.
(4)	At July 31, 2019, $63,366,819 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$12,611,548	08/20/19	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	2.23%	$—	$—	$(76,091)
USD	244,579,848	08/20/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.33%	—	—	(1,078,628)
USD	52,933,126	08/20/19	Barclays	Bloomberg Commodity Index Total Return	2.19%	—	—	(294,529)
USD	94,292,003	08/20/19	BNP Paribas	Bloomberg Commodity Index Total Return	2.19%	—	—	(524,692)
USD	138,132,918	08/20/19	CIBC	Bloomberg Commodity Index Total Return	2.19%	—	—	(768,596)
USD	20,485,884	08/20/19	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.24%	—	—	(120,564)
USD	164,471,875	08/20/19	Citigroup	Bloomberg Commodity Index Total Return	2.18%	—	—	(914,790)
USD	36,493,632	08/20/19	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	2.23%	—	—	(214,694)
USD	170,236,512	08/20/19	Goldman Sachs	Bloomberg Commodity Index Total Return	2.17%	—	—	(946,479)
USD	95,859,372	08/20/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.17%	—	—	(532,958)
USD	30,893,752	08/20/19	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.18%	—	—	(181,445)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$249,769,730	08/20/19	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.33%	$—	$—	$(1,450,613)
USD	71,629,869	08/20/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.21%	—	—	(421,088)
USD	104,998,211	08/20/19	RBC Capital	Bloomberg Commodity Index Total Return	2.19%	—	—	(584,228)
USD	59,003,495	08/20/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.25%	—	—	(347,379)
USD	17,733,746	08/20/19	Societe Generale	Bloomberg Commodity Index Total Return	2.18%	—	—	(98,635)
USD	12,550,786	08/20/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.21%	—	—	(73,783)
USD	204,780,727	08/20/19	Societe Generale	Societe Generale P04 TR Index(b)	2.33%	—	—	(1,040,694)
USD	94,216,289	08/20/19	UBS	Bloomberg Commodity Index Total Return	2.18%	—	—	(524,029)
USD	15,240,140	08/20/19	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.20%	—	—	(89,558)
								$(10,283,473)

(a) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/19 Value(1)
COMEX Gold DEC 19 Futures	13.16%	227	32,683,813
NYMEX WTI Crude Oil NOV 19 Futures	8.99%	381	22,328,109
ICE Brent Crude Oil NOV 19 Futures	8.04%	309	19,969,017
COMEX High Grade Copper DEC 19 Futures	7.11%	264	17,656,558
NYMEX Nat Gas NOV 19 Futures	6.33%	674	15,715,158
CBOT Corn DEC 19 Futures	6.20%	751	15,396,263
CBOT Soybeans NOV 19 Futures	5.61%	316	13,947,653
LME Aluminium SEP 19 Futures	3.99%	222	9,922,514
COMEX Silver DEC 19 Futures	3.87%	116	9,624,400
CME Live Cattle OCT 19 Futures	3.46%	200	8,594,091
LME Nickel DEC 19 Futures	3.36%	96	8,336,406
CBOT Soy Meal DEC 19 Futures	3.18%	259	7,904,615
NYMEX Unleaded Gasoline NOV 19 Futures	3.11%	110	7,714,959
LME Zinc DEC 19 Futures	3.02%	123	7,514,445
NYBOT Sugar OCT 19 Futures	2.99%	543	7,429,203
CBOT Bean Oil DEC 19 Futures	2.97%	435	7,367,522
CBOT Wheat DEC 19 Futures	2.91%	293	7,227,459
ICE Gas Oil SEP 19 Futures	2.83%	117	7,039,049
NYMEX Heating Oil NOV 19 Futures	2.34%	70	5,825,386
NYBOT Coffee SEP 19 Futures	2.24%	149	5,573,205
CME Lean Hogs OCT 19 Futures	2.03%	177	5,038,145
NYBOT Cotton DEC 19 Futures	1.18%	92	2,926,679
KCBOT Kansas Wheat SEP 19 Futures	1.09%	128	2,712,669

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2019.

(b) The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	7/31/19 Value(1)
COMEX Gold DEC 19 Futures	13.14%	186	26,785,252
NYMEX WTI Crude Oil SEP 19 Futures	8.95%	311	18,244,140
ICE Brent Crude Oil NOV 19 Futures	8.03%	254	16,368,765
COMEX High Grade Copper SEP 19 Futures	7.09%	217	14,452,621
NYMEX Nat Gas SEP 19 Futures	6.37%	582	12,984,936
CBOT Corn DEC 19 Futures	6.19%	616	12,618,014
CBOT Soybeans NOV 19 Futures	5.61%	259	11,435,712
LME Aluminium SEP 19 Futures	3.99%	182	8,133,421
COMEX Silver DEC 19 Futures	3.87%	95	7,888,807
CME Live Cattle OCT 19 Futures	3.45%	163	7,032,657
LME Nickel SEP 19 Futures	3.36%	79	6,849,197
CBOT Soy Meal DEC 19 Futures	3.18%	212	6,482,276
NYMEX Unleaded Gasoline SEP 19 Futures	3.11%	81	6,339,584
LME Zinc DEC 19 Futures	3.02%	101	6,156,123
NYBOT Sugar OCT 19 Futures	2.99%	446	6,094,970
CBOT Bean Oil DEC 19 Futures	2.96%	356	6,033,816
CBOT Wheat SEP 19 Futures	2.94%	246	5,993,047
ICE Gas Oil SEP 19 Futures	2.83%	96	5,768,818
NYMEX Heating Oil NOV 19 Futures	2.34%	57	4,769,976
NYBOT Coffee SEP 19 Futures	2.24%	122	4,566,131
CME Lean Hogs OCT 19 Futures	2.03%	146	4,138,056
NYBOT Cotton DEC 19 Futures	1.18%	75	2,405,373
KCBOT Kansas Wheat SEP 19 Futures	1.09%	105	2,221,912

(1) Amounts represent quantity and value of index components as they relate specifically to the Fund’s swap position as of July 31, 2019.

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Fund’s valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund’s pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$1,394,977,845	$—	$1,394,977,845
United States Treasury Obligations	—	413,972,207	—	413,972,207
	$—	$1,808,950,052	$—	$1,808,950,052

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts**	$—	$10,283,473	$—	$10,283,473

*	Other financial instruments include unrealized appreciation (depreciation) on swap contracts.
**	Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended July 31, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.